INCOME AND SOCIAL CONTRIBUTION TAXES - Deferred taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	R$ (4,275,899)	R$ (2,975,411)
Income statement	354,489	(1,176,280)
Comprehensive income	(135,805)	(103,430)
Equity transactions	7,840	(20,778)
Other	(921)
Balance at ending	(4,050,296)	(4,275,899)
Deferred tax assets	7,898,149	6,051,884	R$ 5,548,581
Deferred tax liabilities	(11,948,445)	(10,327,783)	(8,523,992)
Deferred tax assets of subsidiaries	121,748	138,641	171,042
Deferred tax (Liabilities), net	R$ (4,172,044)	R$ (4,414,540)	R$ (3,146,453)
Percentage of tax bases limit used to offset tax losses	30.00%	30.00%
Deferred tax credits (income and social contribution tax losses) were not recognized in indirect subsidiaries	R$ 71,126	R$ 68,783
Income and social contribution taxes on tax losses
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	1,462,498	1,479,836
Income statement	1,351,213	(17,338)
Other	(921)
Balance at ending	2,812,790	1,462,498
Income and social contribution taxes on temporary differences
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(5,738,397)	(4,455,247)
Income statement	(996,724)	(1,158,942)
Comprehensive income	(135,805)	(103,430)
Equity transactions	7,840	(20,778)
Balance at ending	(6,863,086)	(5,738,397)
Provisions for legal, labor, tax civil and regulatory contingencies
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	1,792,417	1,690,591
Income statement	287,153	101,826
Balance at ending	2,079,570	1,792,417
Trade accounts payable and other provisions
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	793,421	531,341
Income statement	341,521	262,080
Balance at ending	1,134,942	793,421
Customer portfolio and trademarks
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(34,171)	98,078
Income statement	(202,747)	(132,249)
Balance at ending	(236,918)	(34,171)
Estimated losses on impairment of accounts receivable
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	592,930	478,630
Income statement	17,402	114,300
Balance at ending	610,332	592,930
Estimated losses from modems and other P&E items
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	173,656	182,999
Income statement	(48,438)	(9,343)
Balance at ending	125,218	173,656
Pension plans and other post-employment benefits
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	320,732	387,507
Income statement	31,187	38,641
Comprehensive income	(134,025)	(105,416)
Balance at ending	217,894	320,732
Profit sharing
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	133,913	119,994
Income statement	29,355	13,919
Balance at ending	163,268	133,913
Licenses
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(2,285,874)	(2,069,544)
Income statement	(396,047)	(216,330)
Balance at ending	(2,681,921)	(2,285,874)
Goodwill (Spanish e Navytree, Vivo Part. and GVTPart.)
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(6,606,476)	(5,603,708)
Income statement	(641,954)	(1,002,768)
Equity transactions	7,840
Balance at ending	(7,240,590)	(6,606,476)
Property, plant and equipment of small value
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(741,524)	(288,451)
Income statement	(147,909)	(453,073)
Balance at ending	(889,433)	(741,524)
Technological Innovation Law
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(18,721)	(24,565)
Income statement	5,628	5,844
Balance at ending	(13,093)	(18,721)
Other temporary differences
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	141,300	41,881
Income statement	(271,875)	118,211
Comprehensive income	(1,780)	1,986
Equity transactions		(20,778)
Balance at ending	R$ (132,355)	R$ 141,300